Document and Entity Information	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Manhattan Associates, Inc.
Entity Central Index Key	0001056696
Entity Emerging Growth Company	false
Entity File Number	0-23999
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-2373424
Entity Address, Address Line One	2300 Windy Ridge Parkway
Entity Address, Address Line Two	Tenth Floor
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Local Phone Number	955-7070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	MANH
Security Exchange Name	NASDAQ